Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of loans and advances under IFRS 9 with stage allocation by asset classification as of December 31, 2019 is provided below:

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	208,136,419	180,258,699	20,095,905	7,781,815

Wholesale	89,424,896	77,935,136	6,931,687	4,558,073

- Business	46,694,798	38,163,038	4,645,863	3,885,897
- CIB	40,226,136	38,286,185	1,340,985	598,966
- Institutional and international	573,958	314,300	259,307	351
- SME	1,930,004	1,171,613	685,532	72,859

Retail	118,711,523	102,323,563	13,164,218	3,223,742

- Advances	465,760	289,925	109,759	66,076
- Credit Cards	68,713,781	59,890,267	7,202,845	1,620,669
- Personal Loans	24,378,544	18,035,567	4,982,391	1,360,586
- Pledge Loans	9,612,796	9,274,034	192,066	146,696
- Mortgages	15,374,658	14,672,320	675,023	27,315
- Receivables from financial leases	165,005	160,728	2,063	2,214
- Others	979	722	71	186
Financial assets at fair value through other comprehensive income	45,212,713	29,146,833	16,065,880	—
- Debt Securities	45,212,713	29,146,833	16,065,880	—
Total financial assets risk	253,349,132	209,405,532	36,161,785	7,781,815

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Loan commitments and financial guarantees	49,707,760	44,812,582	4,862,443	32,735

Wholesale	12,394,826	9,647,220	2,743,101	4,505

- Business	9,003,091	7,780,502	1,219,808	2,781
- CIB	1,723,903	757,230	966,450	223
- Institucional e Internacional	1,219,678	784,922	434,756	—
- Pymes	448,154	324,566	122,087	1,501
Retail	37,312,934	35,165,362	2,119,342	28,230
- Advances	3,966,981	3,833,915	131,488	1,578
- Credit Cards	33,066,498	31,079,149	1,960,697	26,652
- Mortgages	247,141	230,335	16,806	—
- Others	32,314	21,963	10,351	—

Total loan commitments and financial guarantees	49,707,760	44,812,582	4,862,443	32,735
Total credit risk exposure	303,056,892	254,218,114	41,024,228	7,814,550

Table of Evolution of Total VaR
VaR (in millions of pesos)

	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	81.60	22.86
Minimum	11.55	4.97
Maximum	273.42	97.37
Closing	43.57	49.36
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	71.97	19.00
Minimum	8.26	3.13
Maximum	234.32	93.76
Closing	43.99	49.90

VaR foreign exchange rate	Year-ended December 31, 2019	Year-ended December 31, 2018
Average	25.85	9.64
Minimum	0.85	0.28
Maximum	155.02	37.98
Closing	3.92	2.65

Table of Forward Transactions and Foreign Currency Forwards

	December 31, 2019	December 31, 2018
Foreign Currency Forwards
Foreign currency forward sales—US$	620,956	760,615
Foreign currency forward purchases—US$	618,497	620,651
Foreign currency forward sales—Euros	1,804	5,463
Foreign currency forward purchases—Euros	35	—

Table Of Credit Quality Of Assets
The Group’s credit quality analysis of loans and advances with stage allocation by asset classification as of December 31, 2019 and 2018 is provided below. Carrying amounts are broken down by financial instruments and counterparties.

	Gross	Net of allowances
	December 31, 2019	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	208,136,419	196,590,375	176,257,793	18,114,616	2,217,966

Loans and advances to customers	201,454,375	190,041,967	169,934,636	17,889,383	2,217,948
Loans and advances to financial institutions	5,198,021	5,069,933	5,069,933	—	—
Other financial assets	1,466,191	1,460,643	1,235,392	225,233	18
Loans and advances to central banks	17,405	17,405	17,405	—	—
Loans and advances to government sector	427	427	427	—	—

Financial assets at fair value through other comprehensive income	45,212,713	40,309,297	29,088,445	11,220,852	—

Debt securities	45,212,713	40,309,297	29,088,445	11,220,852	—

Total financial assets	253,349,132	236,899,672	205,346,238	29,335,468	2,217,966

Total loan commitments and financial guarantees	49,707,760	48,777,183	44,252,081	4,516,549	8,553

Total credit risk exposure	303,056,892	285,676,855

	Gross	Net of allowances
	December 31, 2018	December 31, 2018	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	325,210,804	318,689,020	297,513,220	18,400,430	2,775,370

Loans and advances to customers	270,764,079	264,512,229	243,336,429	18,400,430	2,775,370
Other financial assets	19,786,692	19,786,689	19,786,689	—	—
Reverse repurchase agreements	19,784,563	19,566,144	19,566,144	—	—
Loans and advances to financial institutions	14,874,564	14,823,052	14,823,052	—	—
Loans and advances to government sector	317	317	317	—	—
Loans and advances to central banks	589	589	589	—	—

Financial assets at fair value through other comprehensive income	37,787,332	37,787,332	37,787,332	—	—

Debt securities	37,765,909	37,765,909	37,765,909	—	—
Equity instruments	21,423	21,423	21,423	—	—

Total financial assets risk	362,998,136	356,476,352	335,300,552	18,400,430	2,775,370

Total loan commitments and financial guarantees	220,441,622	219,472,627	208,963,783	10,397,237	111,607

Total credit risk exposure	583,439,758	575,948,979

Table of Position in Foreign Currency

	Total as of December 31, 2019	As of December 31, 2019 (per currency)				Total as of December 31, 2018
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	87,682,802	84,697,740	2,717,935	4,811	262,316	80,746,913
Financial assets at fair value through profit or loss — Debt securities	166	166	—	—	—	10,719
Reverse repurchase agreements	—	—	—	—	—	19,546,503
Other financial assets	2,542,798	2,534,965	7,833	—	—	2,582,964
Loans and advances	34,300,359	34,033,214	267,145	—	—	93,277,671
Financial assets at fair value through other comprehensive income — Debt securities	7,413,880	7,413,880	—	—	—	5,141,185
Other assets	—	—	—	—	—	339,377
Equity instruments	27,138	27,138	—	—	—	21,077

TOTAL ASSETS	131,967,143	128,707,103	2,992,913	4,811	262,316	201,666,409

LIABILITIES
Deposits	117,231,027	115,106,328	2,124,699	—	—	176,130,348
Trading liabilities	449,618	449,618	—	—	—	53,529
Other financial liabilities	7,687,505	7,347,985	302,162	—	37,358	8,189,043
Bank loans	3,050,563	2,787,387	263,176	—	—	8,307,999
Other liabilities	1,242,338	1,168,254	74,084	—	—	1,456,070

TOTAL LIABILITIES	129,661,051	126,859,572	2,764,121	—	37,358	194,136,989

Table of Sensitivity of the Economic Value SEV	SEV +100 bps

	December 31, 2019	December 31, 2018
Closing	0.32%	1.43%
Minimum	0.04%	1.01%
Maximum	1.64%	2.05%
Average	0.77%	1.61%

Table of Sensitivity of the Financial Margin SFM	SFM -100 bps

	December 31, 2019	December 31, 2018
Closing	0.82%	2.14%
Minimum	0.58%	1.98%
Maximum	2.20%	2.73%
Average	1.48%	2.26%

Table of the Progress of LCR Ratios

	December 31, 2019	December 31, 2018
LCR	413%	91%

Table of Concentration of Deposits

	December 31, 2019		December 31, 2018
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	10,875,308	3.70%	23,525,681	5.89%
50 following largest customers	17,030,642	5.79%	23,926,818	5.99%
100 following largest customers	13,414,450	4.56%	16,221,565	4.06%
Rest of customers	252,667,647	85.95%	335,534,953	84.06%

TOTAL	293,988,047	100.00%	399,209,017	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities
The following chart show the breakdown by
maturity
of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2019 and 2018:

	Assets		Liabilities (*)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Up to 1 month	99,748,118	116,535,072	305,122,145	410,555,522
From more than 1 month to 3 month	26,654,927	40,166,007	24,232,243	35,150,020
From more than 3 month to 6 month	14,580,725	40,614,599	8,684,764	13,601,856
From more than 6 month to 12 month	19,415,772	25,896,503	5,740,511	5,120,730
From more than 12 month to 24 month	27,857,740	33,588,065	1,172,095	2,783,466
More than 24 months	41,914,222	64,047,294	3,696,017	58,130

TOTAL	230,171,504	320,847,540	348,647,775	467,269,724

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period

	December 31, 2019	December 31, 2018
Financial assets
Loans and advances	69,771,962	70,684,866
Debt securities	175,629	11,203,612
Reverse repurchase agreements	—	14,541,517

Total	69,947,591	96,429,995

Financial liabilities
Other financial liabilities	4,144,530	1,313,978
Bank loans	492,673	259,934
Debt securities issued	136,306	781,130
Deposits	94,603	60,599

Total	4,868,112	2,415,641

Summary of Credit Quality Analysis of Loans and Advances
The Group’s credit quality analysis of loans and advances under IFRS 9 with risk allocation as of December 31, 2019 is provided below:

Credit quality analysis	December 31, 2019
Retail
- Low Risk	109,688,718
- Medium Risk	39,920,311
- High Risk	2,781,678
- Non Performing	3,249,997

Total retail	155,640,704

Wholesale
- Low Risk	61,046,614
- Medium Risk	25,734,387
- High Risk	10,857,921
- Non Performing	4,564,552

Total wholesale	102,203,474

Debt Securities
- Debt Securities ( <> other than corp bonds) B+	29,076,683
- Debt Securities (National government bonds) CCC	16,067,315
- Debt Securities ( = corporate bonds) B+	68,716

Total debt securities	45,212,714

Total credit risk exposure	303,056,892

Summary of Guarantees and Loan Commitments
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

	December 31, 2019	December 31, 2018
Financial guarantees and loan commitments	171,822,963	220,023,853